American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2021

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.3%
Inflation-Adjusted Bond Fund G Class	8,048,536	102,135,916
NT Diversified Bond Fund G Class	46,752,642	522,227,011
NT High Income Fund G Class	10,329,891	103,298,905
Short Duration Fund G Class	17,763,823	186,164,863
Short Duration Inflation Protection Bond Fund G Class	11,707,264	129,014,048
		1,042,840,743
Domestic Equity Funds — 35.3%
NT Disciplined Growth Fund G Class	4,725,354	74,613,333
NT Equity Growth Fund G Class	7,394,276	93,685,481
NT Focused Large Cap Value Fund G Class	17,045,879	221,937,345
NT Growth Fund G Class	4,950,562	110,645,072
NT Heritage Fund G Class	3,256,820	53,607,262
NT Mid Cap Value Fund G Class	7,508,726	112,405,633
Small Cap Growth Fund G Class	895,600	25,300,691
Small Cap Value Fund G Class	2,329,193	26,599,381
Sustainable Equity Fund G Class	3,993,676	171,728,053
		890,522,251
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	3,893,671	41,311,845
Global Bond Fund G Class	19,877,896	207,922,792
International Bond Fund G Class	3,733,271	52,041,791
		301,276,428
International Equity Funds — 11.5%
Non-U.S. Intrinsic Value Fund G Class	1,117,749	11,434,573
NT Emerging Markets Fund G Class	854,578	13,066,492
NT Global Real Estate Fund G Class	2,486,188	30,356,354
NT International Growth Fund G Class	7,223,453	106,473,697
NT International Small-Mid Cap Fund G Class	1,301,854	19,280,451
NT International Value Fund G Class	10,484,491	109,877,468
		290,489,035
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,000,105,059)		2,525,128,457
OTHER ASSETS AND LIABILITIES†		(35,285)
TOTAL NET ASSETS — 100.0%		$2,525,093,172

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$98,879	$3,592	$2,856	$2,521	$102,136	8,049	$53	$464
NT Diversified Bond Fund	475,301	94,497	26,716	(20,855)	522,227	46,753	(323)	13,535
NT High Income Fund	94,352	8,035	6,453	7,365	103,299	10,330	(264)	4,530
Short Duration Fund	—	187,151	2,600	1,614	186,165	17,764	3	1,489
Short Duration Inflation Protection Bond Fund	113,403	12,202	2,177	5,586	129,014	11,707	13	1,032
NT Disciplined Growth Fund	71,805	11,491	9,734	1,051	74,613	4,725	2,130	9,224
NT Equity Growth Fund	88,763	9,908	14,366	9,380	93,685	7,394	2,319	9,819
NT Focused Large Cap Value Fund(3)	205,965	11,187	37,487	42,272	221,937	17,046	6,130	5,851
NT Growth Fund	105,658	18,191	20,164	6,960	110,645	4,951	7,005	11,572
NT Heritage Fund	54,494	4,942	11,767	5,938	53,607	3,257	4,481	4,942
NT Mid Cap Value Fund	105,699	4,165	24,010	26,552	112,406	7,509	5,036	3,169
Small Cap Growth Fund	25,464	2,377	7,803	5,263	25,301	896	1,603	2,377
Small Cap Value Fund	24,696	299	12,259	13,863	26,599	2,329	504	299
Sustainable Equity Fund	162,081	6,672	32,068	35,043	171,728	3,994	5,449	1,961
Emerging Markets Debt Fund	39,446	2,277	1,530	1,119	41,312	3,894	19	1,361
Global Bond Fund	182,469	28,832	3,376	(2)	207,923	19,878	4	1,405
International Bond Fund	53,880	2,217	4,049	(6)	52,042	3,733	628	1,228
Non-U.S. Intrinsic Value Fund	11,943	262	4,384	3,614	11,435	1,118	(514)	262
NT Emerging Markets Fund	16,697	230	3,302	(558)	13,067	855	3,513	230
NT Global Real Estate Fund	28,124	564	3,353	5,021	30,356	2,486	186	475
NT International Growth Fund	100,842	4,689	13,795	14,738	106,474	7,223	5,330	3,266
NT International Small-Mid Cap Fund	20,095	695	5,251	3,741	19,280	1,302	1,072	695
NT International Value Fund	100,048	6,686	21,437	24,580	109,877	10,484	641	3,159
U.S. Government Money Market Fund	173,668	12,581	186,249	—	—	—	—	58
	$2,353,772	$433,742	$457,186	$194,800	$2,525,128	197,677	$45,018	$82,403
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.